Business Combination (Details) - Schedule of acquisition ownership (Parentheticals) - shares	Apr. 12, 2023	Oct. 04, 2022	Jun. 30, 2022
Zhongrun [Member]
Business Acquisition [Line Items]
Ordinary shares issued			32,702,121
Reverse stock split	606,223	606,223
Youyou [Member]
Business Acquisition [Line Items]
Ordinary shares issued			2,702,826
Reverse stock split	13,514	13,514
Chuangying [Member]
Business Acquisition [Line Items]
Ordinary shares issued			14,438,584
Reverse stock split	72,193	72,193